Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,464,051.66

Principal:
Principal Collections	$20,189,035.91
Prepayments in Full	$14,891,246.80
Liquidation Proceeds	$368,187.31
Recoveries	$31,243.80
Sub Total	$35,479,713.82
Collections	$37,943,765.48

Purchase Amounts:
Purchase Amounts Related to Principal	$302,786.87
Purchase Amounts Related to Interest	$2,355.90
Sub Total	$305,142.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,248,908.25

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,248,908.25
Servicing Fee	$623,913.60	$623,913.60	$0.00	$0.00	$37,624,994.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,624,994.65
Interest - Class A-2 Notes	$12,245.07	$12,245.07	$0.00	$0.00	$37,612,749.58
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$37,349,439.58
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$37,247,504.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,247,504.58
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$37,190,896.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,190,896.75
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$37,148,742.42
Third Priority Principal Payment	$1,587,749.97	$1,587,749.97	$0.00	$0.00	$35,560,992.45
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$35,504,133.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,504,133.12
Regular Principal Payment	$32,466,080.13	$32,466,080.13	$0.00	$0.00	$3,038,052.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,038,052.99
Residual Released to Depositor	$0.00	$3,038,052.99	$0.00	$0.00	$0.00
Total		$38,248,908.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,587,749.97
Regular Principal Payment					$32,466,080.13
Total					$34,053,830.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,653,526.38	$69.91	$12,245.07	$0.03	$32,665,771.45	$69.94
Class A-3 Notes	$1,400,303.72	$2.97	$263,310.00	$0.56	$1,663,613.72	$3.53
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$34,053,830.10	$22.71	$533,111.56	$0.36	$34,586,941.66	$23.07

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$32,653,526.38	0.0699069	$0.00	0.0000000
Class A-3 Notes	$471,600,000.00	1.0000000	$470,199,696.28	0.9970307
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$717,383,526.38	0.4783418	$683,329,696.28	0.4556351

Pool Information
Weighted Average APR	4.042%	4.034%
Weighted Average Remaining Term	40.84	40.00
Number of Receivables Outstanding	43,776	42,493
Pool Balance	$748,696,319.99	$712,738,385.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$720,978,975.53	$686,385,776.41
Pool Factor	0.4903057	0.4667576

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$10,691,075.78
Yield Supplement Overcollateralization Amount	$26,352,608.70
Targeted Overcollateralization Amount	$29,408,688.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,408,688.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		133	$206,677.99
(Recoveries)		58	$31,243.80
Net Losses for Current Collection Period			$175,434.19
Cumulative Net Losses Last Collection Period			$4,476,836.14
Cumulative Net Losses for all Collection Periods			$4,652,270.33

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.28%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.31%	455	$9,367,372.44
61-90 Days Delinquent	0.13%	46	$961,123.57
91-120 Days Delinquent	0.03%	10	$200,061.82
Over 120 Days Delinquent	0.10%	28	$737,690.26
Total Delinquent Receivables	1.58%	539	$11,266,248.09

Repossession Inventory:
Repossessed in the Current Collection Period		25	$586,716.28
Total Repossessed Inventory		31	$762,246.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5405%
Preceding Collection Period			0.3769%
Current Collection Period			0.2881%
Three Month Average			0.4019%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1776%
Preceding Collection Period			0.1965%
Current Collection Period			0.1977%
Three Month Average			0.1906%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer